Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.31%	0.27%
Total on- and off-balance sheet	$ 916,166	$ 854,839
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,094,326	1,045,488
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,080,458	1,043,293
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	653,846	579,967
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	287,424	249,756
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	92,334	82,602
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,752	25,286
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	23,805	20,768
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	165,320	147,504
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,408	1,978
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,849	4,203
Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,753	7,848
Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,966	2,820
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	71,897	58,835
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,716	$ 2,723
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%
Total on- and off-balance sheet	$ 874,662	$ 818,260
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,062,771	1,018,102
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,048,903	1,015,906
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	624,137	553,532
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	276,377	239,540
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	86,954	78,410
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	22,954	20,816
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	19,883	17,403
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	164,874	147,136
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,860	1,533
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,570	4,089
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	7,609	6,974
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,677	2,480
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	70,427	58,209
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 2,567	$ 2,568
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.12%	1.42%
Total on- and off-balance sheet	$ 34,346	$ 30,006
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,546	22,697
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	26,546	22,697
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,155	22,049
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,599	8,987
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,261	3,976
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,886	3,462
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,521	2,265
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	169	260
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	501	406
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,274	106
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,025	874
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	130	114
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,247	436
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 53	$ 59
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	27.20%	22.23%
Total on- and off-balance sheet	$ 6,248	$ 5,421
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,167	3,743
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,167	3,743
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,947	3,565
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,400	1,146
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	111	195
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	700	707
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,238	952
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	212	48
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	47	39
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5	8
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	119	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	92	159
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	220	178
Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 95	$ 95
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	27.03%	21.31%
Total on- and off-balance sheet	$ 910	$ 1,153
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	841	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	841	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	607	820
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	49	84
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8	20
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	213	301
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	163	148
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	64	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	67	67
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3	12
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,097,036	1,047,675
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,083,168	1,045,479
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	656,336	581,944
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	287,548	249,916
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	92,401	82,660
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	27,514	25,859
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	24,873	21,510
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	165,384	147,547
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,456	2,019
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,943	4,284
Gross carrying amount | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8,771	7,879
Gross carrying amount | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,102	2,912
Gross carrying amount | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	39,344	37,359
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	72,021	58,959
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,750	2,764
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	659,086	584,708
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	379,949	332,576
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	52,387	47,369
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	226,750	204,764
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	624,490	553,808
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	276,421	239,586
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	86,979	78,434
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	23,069	20,888
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	19,964	17,459
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	164,880	147,141
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,867	1,539
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,584	4,098
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	7,618	6,988
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,696	2,495
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	37,402	35,179
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	70,457	58,233
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,571	2,571
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	627,051	556,380
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	363,401	318,020
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	43,033	38,347
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	220,618	200,012
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,425	22,373
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	9,617	9,056
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,292	4,003
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,980	3,585
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,602	2,312
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	169	260
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	513	416
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,274	106
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,033	891
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	154	133
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,792	1,610
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,256	444
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	54	60
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	25,479	22,433
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	14,908	13,059
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,581	5,897
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	4,990	3,477
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,577	4,699
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,455	1,176
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	122	202
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,113	983
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	2,109	1,565
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	239	66
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	76	64
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	86	79
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	119	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	184	221
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	73	342
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	306	262
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	125	132
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	5,702	4,831
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	1,577	1,378
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3,222	2,549
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	903	905
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	844	1,064
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	55	98
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	8	20
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	352	402
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	198	174
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	95	79
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	68	63
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	77	228
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	3	20
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	853	1,064
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	64	118
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	550	576
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	239	370
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,711)	(2,187)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,711)	(2,187)
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(2,490)	(1,978)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (124)	$ (160)
ECL coverage	0.04%	0.06%
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (67)	$ (58)
ECL coverage	0.07%	0.07%
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (762)	$ (573)
ECL coverage	2.77%	2.22%
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1,068)	$ (742)
ECL coverage	4.29%	3.45%
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (64)	$ (42)
ECL coverage	0.04%	0.03%
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (48)	$ (41)
ECL coverage	1.97%	2.05%
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (94)	$ (81)
ECL coverage	1.90%	1.89%
Allowance for expected credit loss | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (17)	$ (31)
ECL coverage	0.20%	0.39%
Allowance for expected credit loss | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (136)	$ (93)
ECL coverage	4.39%	3.18%
Allowance for expected credit loss | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.28%	0.42%
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (124)	$ (125)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (34)	$ (41)
ECL coverage	1.25%	1.49%
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.38%	0.35%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.07%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.49%	2.78%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.22%	0.24%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.05%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.06%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	0.80%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.71%	0.52%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	0.85%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%	0.23%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.20%	0.39%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.52%	1.32%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Allowance for expected credit loss | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.15%	0.17%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.10%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.05%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.76%	0.67%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (392)	$ (304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(392)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(353)	(276)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (44)	$ (46)
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (26)	$ (24)
ECL coverage	0.03%	0.03%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (116)	$ (72)
ECL coverage	0.50%	0.35%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (80)	$ (55)
ECL coverage	0.40%	0.32%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (6)
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (7)	$ (6)
ECL coverage	0.37%	0.39%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (8)	$ (9)
ECL coverage	0.22%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (9)	$ (14)
ECL coverage	0.12%	0.20%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (19)	$ (15)
ECL coverage	0.70%	0.62%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.08%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (29)	$ (25)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (3)	$ (4)
ECL coverage	0.12%	0.14%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.05%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.46%	0.33%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.04%	0.04%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (314)	$ (357)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(314)	(357)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(271)	(323)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (18)	$ (70)
ECL coverage	0.19%	0.77%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (30)	$ (27)
ECL coverage	0.57%	0.67%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (94)	$ (123)
ECL coverage	3.15%	3.44%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (81)	$ (47)
ECL coverage	3.10%	2.05%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (12)	$ (11)
ECL coverage	2.34%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.02%	0.40%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (8)	$ (16)
ECL coverage	0.77%	1.84%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (24)	$ (19)
ECL coverage	15.90%	14.49%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.17%	0.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (9)	$ (7)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1)	$ (1)
ECL coverage	1.41%	1.59%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.07%	1.45%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.32%	0.74%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.13%	2.90%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.97%	1.64%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (1,715)	$ (1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,715)	(1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(1,629)	(1,134)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (55)	$ (30)
ECL coverage	3.80%	2.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (11)	$ (7)
ECL coverage	8.71%	3.53%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (413)	$ (277)
ECL coverage	37.11%	28.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (872)	$ (613)
ECL coverage	41.32%	39.18%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (27)	$ (18)
ECL coverage	11.40%	27.19%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (29)	$ (25)
ECL coverage	38.67%	38.57%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (80)	$ (71)
ECL coverage	93.79%	89.84%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (92)	$ (62)
ECL coverage	50.12%	27.86%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	67.79%	9.17%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (86)	$ (84)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (30)	$ (37)
ECL coverage	24.31%	27.85%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	29.11%	24.24%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	4.18%	2.71%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	39.86%	34.92%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	34.25%	26.91%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (289)	$ (307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(289)	(307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	(237)	(244)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ (14)
ECL coverage	11.62%	14.47%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	5.40%	0.02%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (139)	$ (100)
ECL coverage	39.56%	25.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (36)	$ (26)
ECL coverage	17.93%	14.74%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (31)	$ (18)
ECL coverage	32.46%	23.17%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ (6)	$ 0
ECL coverage	0.00%	42.26%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 4
ECL coverage	0.58%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	24.84%	39.09%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ (8)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Gross carrying amount	$ 0	$ 0
ECL coverage	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	27.82%	22.94%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	10.79%	12.03%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	31.77%	21.90%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	23.28%	28.04%